MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Communication Services - 14.9%
Cable & Satellite - 2.7%
Comcast Corp. - Class A	69,359	$2,179,260
		$–
Interactive Media & Services - 12.2%
Alphabet, Inc. - Class C	26,017	6,336,440
Meta Platforms, Inc. - Class A	4,811	3,533,102
		9,869,542
Total Communication Services		12,048,802

Consumer Discretionary - 8.2%
Broadline Retail - 5.0%
Amazon.com, Inc. (a)	18,440	4,048,871
		$–
Home Improvement Retail - 3.2%
Lowe's Cos., Inc.	10,530	2,646,294
Total Consumer Discretionary		6,695,165

Consumer Staples - 5.5%
Packaged Foods & Meats - 2.9%
Tyson Foods, Inc. - Class A	42,715	2,319,424
		$–
Soft Drinks & Non-alcoholic Beverages - 2.6%
PepsiCo, Inc.	15,011	2,108,145
Total Consumer Staples		4,427,569

Financials - 32.5%(b)
Asset Management & Custody Banks - 2.4%
Bank of New York Mellon Corp.	18,231	1,986,450
		$–
Diversified Banks - 13.9%
JPMorgan Chase & Co.	10,758	3,393,396
PNC Financial Services Group, Inc.	13,128	2,637,809
US Bancorp	47,632	2,302,055
Wells Fargo & Co.	35,177	2,948,536
		11,281,796
Investment Banking & Brokerage - 9.3%
Goldman Sachs Group, Inc.	4,605	3,667,191
Morgan Stanley	24,155	3,839,679
		7,506,870
Transaction & Payment Processing Services - 6.9%
Fiserv, Inc. (a)	19,405	2,501,887

MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 6.9% (Continued)
PayPal Holdings, Inc. (a)	45,716	$3,065,715
		5,567,602
Total Financials		26,342,718

Health Care - 9.0%
Biotechnology - 2.6%
Amgen, Inc.	7,353	2,075,017

Health Care Equipment - 4.6%
Medtronic PLC	27,759	2,643,767
Zimmer Biomet Holdings, Inc.	11,160	1,099,260
		3,743,027
Life Sciences Tools & Services - 1.8%
Thermo Fisher Scientific, Inc.	3,030	1,469,610
Total Health Care		7,287,654

Industrials - 7.3%
Aerospace & Defense - 1.9%
L3Harris Technologies, Inc.	5,147	1,571,945

Air Freight & Logistics - 2.9%
FedEx Corp.	9,951	2,346,546
		$–
Electrical Components & Equipment - 2.5%
Generac Holdings, Inc. (a)	11,990	2,007,126
Total Industrials		5,925,617

Information Technology - 22.1%
Communications Equipment - 1.1%
Cisco Systems, Inc.	12,622	863,597
		$–
Semiconductor Materials & Equipment - 3.9%
Applied Materials, Inc.	15,436	3,160,367

Semiconductors - 3.4%
QUALCOMM, Inc.	16,777	2,791,022
		$–
Systems Software - 7.8%
Microsoft Corp.	12,281	6,360,944

MATRIX ADVISORS VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.5% (CONTINUED)	Shares	Value
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	18,705	$4,762,854
Total Information Technology		17,938,784
TOTAL COMMON STOCKS (Cost $39,358,274)		80,666,309

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Government Obligations Fund - Class X, 4.05%(c)	404,777	404,777
TOTAL MONEY MARKET FUNDS (Cost $404,777)		404,777

TOTAL INVESTMENTS - 100.0% (Cost $39,763,051)		$81,071,086
Other Assets in Excess of Liabilities - 0.0% (d)		15,835
TOTAL NET ASSETS - 100.0%	0.0%	$81,086,921

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

MATRIX ADVISORS VALUE ETF

Summary of Fair Value Disclosures as of September 30, 2025 (Unaudited)

Matrix Advisors Value ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$80,666,309	$—	$—	$80,666,309
Money Market Funds	404,777	—	—	404,777
Total Investments	$81,071,086	$—	$—	$81,071,086

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended September 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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